August 1, 2005

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:            Evergreen Municipal Trust (the "Trust")

State Municipal Bond Funds

Evergreen California Municipal Bond Fund
Evergreen Connecticut Municipal Bond Fund
Evergreen New Jersey Municipal Bond Fund
Evergreen New York Municipal Bond Fund
Evergreen Pennsylvania Municipal Bond Fund
                         (collectively, the "Funds")
Post-Effective Amendment No. 45 to Registration Statement
No. 333-36033/811-08367

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the
"Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 45 to Registration Statement No. 333-36033/811-08367) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 28, 2005.

If you have any questions or would like further information, please call me at (617) 210-3681.

Very truly yours,

/s/ Kate Mohrfeld

Kate Mohrfeld